Market Risk	6 Months Ended
Jun. 30, 2026
Disclosure Of Market Risk Exposure [Abstract]
Market Risk	NON-TRADED MARKET RISK REVIEW
Interest rate risk
Yield curve risk
The table below shows how our net interest income would be affected by a parallel shift (both up and down) applied instantaneously to the yield curve at 30 June
2026 and 31 December 2025. Sensitivity to parallel shifts represents the amount of risk in a way that we think is both simple and scalable.

	30 June 2026		31 December 2025
	+100bps	-100bps	+100bps	-100bps
	£m	£m	£m	£m
NII sensitivity[1]	369	(261)	284	(198)
EVE sensitivity	(640)	698	(450)	539
1Based on modelling assumptions of repricing behaviour.